Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Discounted value, percentage	14.20%	14.50%
Impairment on development costs	$ 4,739,286	$ 293,000	$ 111,521
Product development costs	846,242	580.236
Impairment loss	930,971	1,530,667
Impairment	4,739,286	293,000
Customer-related intangible assets [member]
Intangible Assets (Details) [Line Items]
Impairment loss	399,920	293,000
Development Costs [Member]
Intangible Assets (Details) [Line Items]
Impairment	$ 4,339,366	$ 293,000